Assets and liabilities held for sale - Schedule of assets and liabilities held for sale (Details) - Disposal group held for sale not discontinued operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets held for sale
Balance at beginning	$ 80,736	$ 58,504
Transferred in/(out)	26,315	22,232
Balance at ending	107,051	80,736
Liabilities associated with assets held for sale
Balance at beginning	18,581	7,181
Transferred in/(out)	(2,240)	11,400
Balance at ending	16,341	18,581
HMS assets
Assets held for sale
Balance at beginning		30,397
Transferred in/(out)		(30,397)
Liabilities associated with assets held for sale
Balance at beginning		3,145
Transferred in/(out)		(3,145)
Elevate Takoma
Assets held for sale
Balance at beginning		2,274
Transferred in/(out)		(2,274)
Liabilities associated with assets held for sale
Balance at beginning		797
Transferred in/(out)		(797)
GR entities
Assets held for sale
Balance at beginning	77,504	25,833
Transferred in/(out)	26,787	51,671
Balance at ending	104,291	77,504
Liabilities associated with assets held for sale
Balance at beginning	18,577	3,239
Transferred in/(out)	(2,246)	15,338
Balance at ending	16,331	18,577
Eureka
Assets held for sale
Balance at beginning	3,232
Transferred in/(out)	(472)	3,232
Balance at ending	2,760	3,232
Liabilities associated with assets held for sale
Balance at beginning	4
Transferred in/(out)	6	4
Balance at ending	$ 10	$ 4